SCHEDULE OF AGED ANALYSIS OF TRADE RECEIVABLES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Trade receivables	$ 724,446	$ 2,119,215
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	123,584	1,301,733
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	103,504	114,081
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		75,978
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	72,827	310,093
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	424,531	317,330
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables